Consolidated Statements of Stockholders' Equity - USD ($) $ in Millions	Total		Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Noncontrolling Interest [Member]
Beginning Balance at Dec. 29, 2012	$ 643.7		$ 98.7	$ 0.0	$ 633.4	$ (87.5)	$ (2.2)	$ 1.3
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings attributable to Wolverine World Wide, Inc.	100.4				100.4
Net earnings attributable to noncontrolling interests	0.6							0.6
Net earnings	101.0
Other comprehensive income (loss)	78.4
Other comprehensive income (loss) attributable to noncontrolling interest	(0.1)
Other comprehensive income (loss)	78.3
Other Comprehensive Income (Loss)	78.2					78.3		(0.1)
Shares issued under stock incentive plans net of forfeitures	1.1		1.1
Stock-based compensation expense	28.2			28.2
Proceeds over par value	7.5			7.5
Income tax benefits from stock incentive plans	3.9			3.9
Issuance of performance shares	(0.4)			(0.4)
Cash dividends declared	(23.6)				(23.6)
Issuance of treasury shares	0.6			0.0			0.6
Purchase of common stock for treasury	0.0
Purchases of shares under employee stock plans	(0.8)						(0.8)
Capital contribution from noncontrolling interest	2.0							2.0
Impact of stock split in the form of stock dividend	0.0		1.0	(34.2)	32.9		0.3
Ending Balance at Dec. 28, 2013	841.4		100.8	5.0	743.1	(9.2)	(2.1)	3.8
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings attributable to Wolverine World Wide, Inc.	133.1				133.1
Net earnings attributable to noncontrolling interests	0.8							0.8
Net earnings	133.9
Other comprehensive income (loss)	(40.3)	[1]				(40.3)
Other comprehensive income (loss) attributable to noncontrolling interest	(1.1)							(1.1)
Other comprehensive income (loss)	(41.4)
Shares issued under stock incentive plans net of forfeitures	0.0		0.8	(0.8)
Stock issued for stock options exercised, net	7.3		0.7	6.6
Stock-based compensation expense	25.1			25.1
Income tax benefits from stock incentive plans	4.2			4.2
Cash dividends declared	(24.0)				(24.0)
Issuance of treasury shares	1.0			0.0			1.0
Purchase of common stock for treasury	0.0
Purchases of shares under employee stock plans	(10.5)						(10.5)
Capital contribution from noncontrolling interest	1.0							1.0
Ending Balance at Jan. 03, 2015	938.0		102.3	40.1	852.2	(49.5)	(11.6)	4.5
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings attributable to Wolverine World Wide, Inc.	122.8				122.8
Net earnings attributable to noncontrolling interests	0.4							0.4
Net earnings	123.2
Other comprehensive income (loss)	(6.6)	[1]				(6.6)
Other comprehensive income (loss) attributable to noncontrolling interest	(1.4)							(1.4)
Other comprehensive income (loss)	(8.0)
Shares issued under stock incentive plans net of forfeitures	0.0		0.7	(0.7)
Stock issued for stock options exercised, net	13.3		0.9	12.4
Stock-based compensation expense	18.7			18.7
Income tax benefits from stock incentive plans	5.4			5.4
Cash dividends declared	(24.2)				(24.2)
Issuance of treasury shares	1.1			0.0			1.1
Purchase of common stock for treasury	(92.6)						(92.6)
Purchases of shares under employee stock plans	(7.7)						(7.7)
Capital contribution from noncontrolling interest	2.5							2.5
Ending Balance at Jan. 02, 2016	$ 969.7		$ 103.9	$ 75.9	$ 950.8	$ (56.1)	$ (110.8)	$ 6.0

[1]	Other comprehensive income is reported net of taxes and noncontrolling interest.